SHARE-BASED COMPENSATION - Restricted Stock and Stock Units (Details) - 2024 equity incentive plan	3 Months Ended
Jun. 30, 2025 $ / shares shares
Restricted Stock
Number of Shares
Granted | shares	107,893
Vested | shares	107,893
Ending balance (in shares) | shares	107,893
Expected to vest | shares	107,893
Weighted - Average Grant Date Fair Value
Granted (in dollars per shares) | $ / shares	$ 2.04
Vested (in dollars per shares) | $ / shares	2.04
Ending balance (in dollars per shares) | $ / shares	2.04
Expected to vest (in dollars per shares) | $ / shares	$ 2.04
Restricted Stock Units
Number of Shares
Granted | shares	500,000
Ending balance (in shares) | shares	500,000
Weighted - Average Grant Date Fair Value
Granted (in dollars per shares) | $ / shares	$ 2.04
Ending balance (in dollars per shares) | $ / shares	$ 2.04